UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    November 07, 2007

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107       1177        21900   X                         21900
Apache Corp              Common    037411105      25800       286476   X                        286476
Bois d'Arc Energy        Common    09738U103      20228      1055200   X                       1055200
Cabot Oil & Gas          Common    127097103       1572        44700   X                         44700
Canadian Natural Resour  Common    136385101      26187       345709   X                        345709
Chevron Corp             Common    166764100      27358       292347   X                        292347
Concho Res Inc           Common    20605P101      14188       958000   X                        958000
ConocoPhillips           Common    20825C104      21997       250620   X                        250620
Devon Energy Corp        Common    25179M103      27129       326064   X                        326064
El Paso Corporation      Common    28336L109      16837       992188   X                        992188
Endeavour International  Common    29259G101      10207      9032700   X                       9032700
Equitable Res Inc        Common    294549100      14451       278600   X                        278600
Exxon Mobil Corp         Common    30231G102      25773       278448   X                        278448
Forest Oil Corp          Common    346091705      18361       426600   X                        426600
GlobalSantaFe Corp       Common    G3930E101      20039       263600   X                        263600
Hess Corporation         Common    42809H107      22304       335250   X                        335250
ION Geophysical Corpora  Common    462044108      13057       944100   X                        944100
Kodiak Oil & Gas         Common    50015Q100        793       240300   X                        240300
Murphy Oil Corp          Common    626717102        748        10700   X                         10700
National-Oilwell Varco,  Common    637071101      27822       192539   X                        192539
Noble Energy Inc         Common    655044105      11767       168000   X                        168000
Occidental Petroleum Co  Common    674599105      21845       340900   X                        340900
Petrohawk Energy Corpcm  Common    716495106      16156       983950   X                        983950
Quicksilver Res Inc      Common    74837R104       1289        27400   X                         27400
Range Resouces Corp      Common    75281A109      25502       627200   X                        627200
Schlumberger LTD         Common    806857108      22365       213000   X                        213000
Southern Union Company   Common    844030106      14329       460600   X                        460600
Southwestern Energy Co   Common    845467109      14472       345800   X                        345800
Talisman Energy, Inc     Common    87425E103      22349      1134450   X                       1134450
Transocean Inc           Common    G90078109      21329       188670   X                        188670
Whiting Petroleum Corpo  Common    966387102       1947        43800   X                         43800
Williams Companies       Common    969457100      27658       812050   X                        812050
XTO Energy Inc           Common    98385X106      24649       398600   X                        398600

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:  561,685